Restructuring and impairment charges - Schedule of Restructuring and Impairment Charges (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring and impairment charges [Line Items]
Severance			$ 7	$ 0
Other			2	0
Restructuring provision			9	0
Impairment			48
Restructuring and impairment charges			60	0
Hinton pulp mill
Restructuring and impairment charges [Line Items]
Impairment		$ 13	13	0
Perry lumber mill
Restructuring and impairment charges [Line Items]
Impairment	$ 29		29	0
Restructuring and impairment charges	31
South Molton mill
Restructuring and impairment charges [Line Items]
Impairment	$ 9		$ 9	$ 0